Shareholder Report	12 Months Ended		32 Months Ended	63 Months Ended	67 Months Ended	91 Months Ended
	Oct. 31, 2024 USD ($) holding	Oct. 31, 2024 USD ($) holding	Oct. 31, 2024 USD ($) holding	Oct. 31, 2024 USD ($) holding	Oct. 31, 2024 USD ($) holding	Oct. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY MUTUAL FUNDS, INC.
Entity Central Index Key	0000100334
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000017045 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	Investor Class
Trading Symbol	TWBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Balanced Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Balanced Fund Investor Class returned 23.41% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	Financials was the leading contributor to returns, with capital markets stocks driving results. Investment bank Morgan Stanley benefited from an improving environment for mergers and acquisitions. Lower rates and a steeper yield curve (a graphic representation of bond yields at different maturities) also helped.
•	Insurance and consumer finance also drove results in the sector. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. Strong consumer spending helped American Express.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. The overall energy sector also lagged as U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the automobiles industry was hit with a slowdown in sales.
•	The bond allocation rose amid a decline in inflation and bond yields.The Federal Reserve also cut short-term interest rates for the first time in four years during the period. In addition, it was beneficial to underweight Treasury bonds in favor of higher-yielding corporate debt. Corporate bonds benefited from solid earnings growth and investor demand for yield.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	23.41%	7.42%	6.79%
Regulatory Index
S&P 500	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond	10.55%	-0.23%	1.49%
Performance Index
60% S&P 500/40% Bloomberg U.S. Aggregate Bond	26.44%	9.13%	8.52%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 925,571,309	$ 925,571,309	$ 925,571,309	$ 925,571,309	$ 925,571,309	$ 925,571,309
Holdings Count | holding	615	615	615	615	615	615
Advisory Fees Paid, Amount	$ 7,915,947
Investment Company, Portfolio Turnover	72.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	60.4%
U.S. Government Agency Mortgage-Backed Securities	12.5%
Corporate Bonds	9.0%
U.S. Treasury Securities	8.7%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	1.8%
Collateralized Loan Obligations	1.2%
Preferred Stocks	0.8%
Commercial Mortgage-Backed Securities	0.8%
U.S. Government Agency Securities	0.5%
Municipal Securities	0.3%
Exchange-Traded Funds	0.3%
Sovereign Governments and Agencies	0.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	(0.9)%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000017047 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	I Class
Trading Symbol	ABINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Balanced Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Balanced Fund I Class returned 23.70% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	Financials was the leading contributor to returns, with capital markets stocks driving results. Investment bank Morgan Stanley benefited from an improving environment for mergers and acquisitions. Lower rates and a steeper yield curve (a graphic representation of bond yields at different maturities) also helped.
•	Insurance and consumer finance also drove results in the sector. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. Strong consumer spending helped American Express.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. The overall energy sector also lagged as U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the automobiles industry was hit with a slowdown in sales.
•	The bond allocation rose amid a decline in inflation and bond yields.The Federal Reserve also cut short-term interest rates for the first time in four years during the period. In addition, it was beneficial to underweight Treasury bonds in favor of higher-yielding corporate debt. Corporate bonds benefited from solid earnings growth and investor demand for yield.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	23.70%	7.64%	7.00%
Regulatory Index
S&P 500	38.02%	15.27%	13.00%
Bloomberg U.S. Aggregate Bond	10.55%	-0.23%	1.49%
Performance Index
60% S&P 500/40% Bloomberg U.S. Aggregate Bond	26.44%	9.13%	8.52%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 925,571,309	$ 925,571,309	$ 925,571,309	$ 925,571,309	$ 925,571,309	$ 925,571,309
Holdings Count | holding	615	615	615	615	615	615
Advisory Fees Paid, Amount	$ 7,915,947
Investment Company, Portfolio Turnover	72.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	60.4%
U.S. Government Agency Mortgage-Backed Securities	12.5%
Corporate Bonds	9.0%
U.S. Treasury Securities	8.7%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	1.8%
Collateralized Loan Obligations	1.2%
Preferred Stocks	0.8%
Commercial Mortgage-Backed Securities	0.8%
U.S. Government Agency Securities	0.5%
Municipal Securities	0.3%
Exchange-Traded Funds	0.3%
Sovereign Governments and Agencies	0.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	(0.9)%

C000189734 [Member]
Shareholder Report [Line Items]
Fund Name	Balanced Fund
Class Name	R5 Class
Trading Symbol	ABGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Balanced Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Balanced Fund R5 Class returned 23.64% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
•	Financials was the leading contributor to returns, with capital markets stocks driving results. Investment bank Morgan Stanley benefited from an improving environment for mergers and acquisitions. Lower rates and a steeper yield curve (a graphic representation of bond yields at different maturities) also helped.
•	Insurance and consumer finance also drove results in the sector. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. Strong consumer spending helped American Express.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. The overall energy sector also lagged as U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the automobiles industry was hit with a slowdown in sales.
•	The bond allocation rose amid a decline in inflation and bond yields.The Federal Reserve also cut short-term interest rates for the first time in four years during the period. In addition, it was beneficial to underweight Treasury bonds in favor of higher-yielding corporate debt. Corporate bonds benefited from solid earnings growth and investor demand for yield.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	23.64%	7.63%	7.83%	4/10/17
Regulatory Index
S&P 500	38.02%	15.27%	14.35%	—
Bloomberg U.S. Aggregate Bond	10.55%	-0.23%	1.30%	—
Performance Index
60% S&P 500/40% Bloomberg U.S. Aggregate Bond	26.44%	9.13%	9.21%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 925,571,309	$ 925,571,309	$ 925,571,309	$ 925,571,309	$ 925,571,309	$ 925,571,309
Holdings Count | holding	615	615	615	615	615	615
Advisory Fees Paid, Amount	$ 7,915,947
Investment Company, Portfolio Turnover	72.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	60.4%
U.S. Government Agency Mortgage-Backed Securities	12.5%
Corporate Bonds	9.0%
U.S. Treasury Securities	8.7%
Collateralized Mortgage Obligations	2.8%
Asset-Backed Securities	1.8%
Collateralized Loan Obligations	1.2%
Preferred Stocks	0.8%
Commercial Mortgage-Backed Securities	0.8%
U.S. Government Agency Securities	0.5%
Municipal Securities	0.3%
Exchange-Traded Funds	0.3%
Sovereign Governments and Agencies	0.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	(0.9)%

C000017101 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Investor Class
Trading Symbol	TWCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$108	0.91%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund Investor Class returned 37.43% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	37.43%	16.67%	14.56%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619
Holdings Count | holding	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 110,525,512
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000017103 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	I Class
Trading Symbol	TWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$84	0.71%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund I Class returned 37.71% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	37.71%	16.90%	14.79%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619
Holdings Count | holding	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 110,525,512
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

C000189744 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Y Class
Trading Symbol	AGYWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$67	0.56%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund Y Class returned 37.91% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	37.91%	17.08%	16.93%	4/10/17
Regulatory Index
Russell 1000	38.07%	15.00%	14.09%	—
Performance Index
Russell 1000 Growth	43.77%	19.00%	18.32%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619
Holdings Count | holding	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 110,525,512
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

C000017102 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	A Class
Trading Symbol	TCRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$138	1.16%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund A Class returned 37.10% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	37.10%	16.38%	14.28%
A Class - with sales charge	29.21%	15.01%	13.60%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619
Holdings Count | holding	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 110,525,512
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

C000088050 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	C Class
Trading Symbol	TWRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$225	1.91%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund C Class returned 36.06% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	36.06%	15.51%	13.42%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619
Holdings Count | holding	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 110,525,512
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

C000017105 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	R Class
Trading Symbol	AGWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$167	1.41%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund R Class returned 36.76% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	36.76%	16.09%	13.99%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619
Holdings Count | holding	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 110,525,512
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

C000189743 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	R5 Class
Trading Symbol	AGWUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$84	0.71%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund R5 Class returned 37.72% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	37.72%	16.90%	16.76%	4/10/17
Regulatory Index
Russell 1000	38.07%	15.00%	14.09%	—
Performance Index
Russell 1000 Growth	43.77%	19.00%	18.32%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619
Holdings Count | holding	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 110,525,512
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

C000131599 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	R6 Class
Trading Symbol	AGRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$67	0.56%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund R6 Class returned 37.91% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	37.91%	17.08%	14.97%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619
Holdings Count | holding	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 110,525,512
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics
Net Assets	$15,311,460,619
Management Fees (dollars paid during the reporting period)	$110,525,512
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	81

Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

C000236113 [Member]
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	G Class
Trading Symbol	ACIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Growth Fund G Class returned 38.69% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Stock choices made the information technology (IT) sector the leading detractor by far from relative performance. Positioning in the IT services and semiconductors and semiconductor equipment industries helped most. The sector was home to four of the top 10 individual detractors for the period.
•	In the consumer discretionary sector, positioning in the automobile components and hotels, restaurants and leisure industries detracted. Electronic payment processor Visa was a meaningful detractor in the financials sector.
•	In terms of contributors to performance, positioning in the industrials sector helped most. Electrical equipment stocks were the main sources of strength. These stocks have benefited from the ongoing rollout of artificial intelligence technology, which requires digital infrastructure products and services with an emphasis on energy efficiency.
•	Elsewhere, positioning in the life sciences tools and services, biotechnology and pharmaceuticals companies made the health care sector another source of strength. Investors tended to avoid companies with long-standing drugs subject to newly proposed government price controls and favor stocks of more innovative firms addressing large medical needs, such as diabetes and obesity.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 1, 2022 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	38.69%	13.21%	3/1/22
Regulatory Index
Russell 1000	38.07%	12.29%	—
Performance Index
Russell 1000 Growth	43.77%	15.09%	—

Performance Inception Date			Mar. 01, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619	$ 15,311,460,619
Holdings Count | holding	81	81	81	81	81	81
Advisory Fees Paid, Amount	$ 110,525,512
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Software	18%
Exchange-Traded Funds	0.4%	Semiconductors and Semiconductor Equipment	17%
Short-Term Investments	0.2%	Interactive Media and Services	13%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

C000017106 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	Investor Class
Trading Symbol	TWHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$120	1.00%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund Investor Class returned 40.52% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	40.52%	11.37%	10.53%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell Midcap Growth	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575
Holdings Count | holding	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 44,791,253
Investment Company, Portfolio Turnover	66.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000017108 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	I Class
Trading Symbol	ATHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$96	0.80%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund I Class returned 40.75% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	40.75%	11.59%	10.75%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell Midcap Growth	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575
Holdings Count | holding	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 44,791,253
Investment Company, Portfolio Turnover	66.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

C000189746 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	Y Class
Trading Symbol	ATHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$78	0.65%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund Y Class returned 41.01% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	41.01%	11.76%	12.47%	4/10/17
Regulatory Index
Russell 3000	37.86%	14.60%	13.69%	—
Performance Index
Russell Midcap Growth	38.67%	11.46%	12.70%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575
Holdings Count | holding	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 44,791,253
Investment Company, Portfolio Turnover	66.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

C000017107 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	A Class
Trading Symbol	ATHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$150	1.25%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund A Class returned 40.09% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	40.09%	11.09%	10.25%
A Class - with sales charge	32.03%	9.78%	9.60%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell Midcap Growth	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575
Holdings Count | holding	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 44,791,253
Investment Company, Portfolio Turnover	66.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

C000017109 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	C Class
Trading Symbol	AHGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$239	2.00%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund C Class returned 39.18% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	39.18%	10.26%	9.43%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell Midcap Growth	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575
Holdings Count | holding	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 44,791,253
Investment Company, Portfolio Turnover	66.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

C000055524 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	R Class
Trading Symbol	ATHWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$180	1.50%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund R Class returned 39.75% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	39.75%	10.81%	9.98%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell Midcap Growth	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575
Holdings Count | holding	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 44,791,253
Investment Company, Portfolio Turnover	66.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

C000189745 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	R5 Class
Trading Symbol	ATHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$96	0.80%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund R5 Class returned 40.73% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	40.73%	11.59%	12.30%	4/10/17
Regulatory Index
Russell 3000	37.86%	14.60%	13.69%	—
Performance Index
Russell Midcap Growth	38.67%	11.46%	12.70%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575
Holdings Count | holding	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 44,791,253
Investment Company, Portfolio Turnover	66.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

C000129042 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	R6 Class
Trading Symbol	ATHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$78	0.65%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund R6 Class returned 41.01% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	41.01%	11.76%	10.92%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell Midcap Growth	38.67%	11.46%	11.19%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575
Holdings Count | holding	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 44,791,253
Investment Company, Portfolio Turnover	66.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

C000236114 [Member]
Shareholder Report [Line Items]
Fund Name	Heritage Fund
Class Name	G Class
Trading Symbol	ACILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Heritage Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Heritage Fund G Class returned 41.87% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Holdings in the health care sector contributed the most to performance. Three of the top 10 contributors to relative results were in the biotechnology industry. Positioning in the health care providers and services and life sciences tools and services industries was another source of strength.
•	Stock choices among industrials and communication services stocks contributed to performance. In the industrials sector, electrical equipment and ground transportation were key contributors. Entertainment and media stocks drove outperformance in the communication services sector.
•	The main source of weakness was positioning in the financials sector, led by an underweight to financial services stocks. Holdings in the capital markets and banking industries were other notable detractors.
•	It also hurt relative performance to be underrepresented in the real estate sector, which performed well as interest rates declined and the economy avoided recession. Stock choices in the household products and personal care products industries meant the consumer staples sector detracted.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
March 1, 2022 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	41.87%	8.85%	3/1/22
Regulatory Index
Russell 3000	37.86%	11.87%	—
Performance Index
Russell Midcap Growth	38.67%	8.69%	—

Performance Inception Date			Mar. 01, 2022
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575	$ 5,878,887,575
Holdings Count | holding	87	87	87	87	87	87
Advisory Fees Paid, Amount	$ 44,791,253
Investment Company, Portfolio Turnover	66.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	15%
Short-Term Investments	0.4%	Capital Markets	9%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Biotechnology	4%
		Health Care Equipment and Supplies	4%

C000017053 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	Investor Class
Trading Symbol	TWCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$109	0.92%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund Investor Class returned 36.74% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	36.74%	16.48%	14.53%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793
Holdings Count | holding	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 45,516,702
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000017055 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	I Class
Trading Symbol	TWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$85	0.72%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund I Class returned 37.03% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	37.03%	16.72%	14.76%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793
Holdings Count | holding	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 45,516,702
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

C000189738 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	Y Class
Trading Symbol	ASLWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$68	0.57%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund Y Class returned 37.23% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	37.23%	16.89%	16.54%	4/10/17
Regulatory Index
Russell 1000	38.07%	15.00%	14.09%	—
Performance Index
Russell 1000 Growth	43.77%	19.00%	18.32%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793
Holdings Count | holding	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 45,516,702
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

C000017054 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	A Class
Trading Symbol	TWCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$138	1.17%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund A Class returned 36.42% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	36.42%	16.19%	14.25%
A Class - with sales charge	28.57%	14.82%	13.57%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793
Holdings Count | holding	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 45,516,702
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

C000017058 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	C Class
Trading Symbol	ACSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$226	1.92%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund C Class returned 35.41% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	35.41%	15.33%	13.39%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793
Holdings Count | holding	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 45,516,702
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

C000017059 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	R Class
Trading Symbol	ASERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$168	1.42%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund R Class returned 36.06% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	36.06%	15.90%	13.96%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793
Holdings Count | holding	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 45,516,702
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

C000189737 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	R5 Class
Trading Symbol	ASLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$85	0.72%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund R5 Class returned 37.03% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	37.03%	16.72%	16.36%	4/10/17
Regulatory Index
Russell 1000	38.07%	15.00%	14.09%	—
Performance Index
Russell 1000 Growth	43.77%	19.00%	18.32%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793
Holdings Count | holding	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 45,516,702
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

C000131597 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	R6 Class
Trading Symbol	ASDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$68	0.57%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund R6 Class returned 37.24% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	37.24%	16.89%	14.93%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793
Holdings Count | holding	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 45,516,702
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

C000247666 [Member]
Shareholder Report [Line Items]
Fund Name	Select Fund
Class Name	G Class
Trading Symbol	ASLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Select Fund for the period of November 2, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%
*The costs of an investment would have been greater had the class been available for a full year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Select Fund G Class returned 33.80% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Holdings in the health care sector detracted most from performance. Biotechnology company Biogen and health care provider and services giant UnitedHealth Group were the top detractors in health care.
•	In information technology, software and semiconductors and semiconductor equipment companies hurt relative performance. Several of the leading detractors are explained by their exposure to artificial intelligence (AI). The top relative detractor was AI chipmaker Broadcom, to which we had no exposure. Semiconductor firm Advanced Micro Devices underperformed because of disappointing AI chip sales.
•	Stock selection in the communication services sector contributed most to performance compared with the benchmark. An overweight to interactive media and services giant Meta Platforms, parent of Facebook, was a leading contributor to relative results. Here, too, the company's results benefited from AI-enhanced advertising placement and content creation.
•	The number one overall contributor to relative performance was an underweight position in software giant Microsoft, which lagged the market because of worries about how effectively it was monetizing its AI investments. Another top 10 contributor was a position in AI chip giant NVIDIA.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
November 2, 2023 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	Since Inception	Inception Date
G Class	33.80%	11/2/23
Regulatory Index
Russell 1000	34.12%	—
Performance Index
Russell 1000 Growth	39.10%	—

Performance Inception Date		Nov. 02, 2023
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793	$ 5,659,757,793
Holdings Count | holding	58	58	58	58	58	58
Advisory Fees Paid, Amount	$ 45,516,702
Investment Company, Portfolio Turnover	18.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Short-Term Investments	0.4%	Software	17%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	16%
		Technology Hardware, Storage and Peripherals	13%
		Broadline Retail	7%

C000017049 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	ANOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$134	1.14%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund Investor Class returned 34.79% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	34.79%	11.29%	10.97%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell 2000 Growth	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886
Holdings Count | holding	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 29,646,153
Investment Company, Portfolio Turnover	83.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000017048 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	I Class
Trading Symbol	ANONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$110	0.94%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund I Class returned 35.07% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	35.07%	11.52%	11.18%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell 2000 Growth	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886
Holdings Count | holding	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 29,646,153
Investment Company, Portfolio Turnover	83.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

C000189736 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Y Class
Trading Symbol	ANOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$93	0.79%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund Y Class returned 35.25% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	35.25%	11.69%	12.82%	4/10/17
Regulatory Index
Russell 3000	37.86%	14.60%	13.69%	—
Performance Index
Russell 2000 Growth	36.49%	7.92%	8.50%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886
Holdings Count | holding	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 29,646,153
Investment Company, Portfolio Turnover	83.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

C000017050 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	A Class
Trading Symbol	ANOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$163	1.39%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund A Class returned 34.46% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	34.46%	11.03%	10.70%
A Class - with sales charge	26.73%	9.72%	10.04%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell 2000 Growth	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886
Holdings Count | holding	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 29,646,153
Investment Company, Portfolio Turnover	83.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

C000017052 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	C Class
Trading Symbol	ANOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$250	2.14%

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund C Class returned 33.45% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	33.45%	10.19%	9.86%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell 2000 Growth	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886
Holdings Count | holding	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 29,646,153
Investment Company, Portfolio Turnover	83.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

C000055516 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	R Class
Trading Symbol	ANORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$192	1.64%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund R Class returned 34.09% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	34.09%	10.74%	10.41%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell 2000 Growth	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886
Holdings Count | holding	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 29,646,153
Investment Company, Portfolio Turnover	83.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

C000189735 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	R5 Class
Trading Symbol	ANOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$111	0.94%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund R5 Class returned 35.11% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	35.11%	11.52%	12.65%	4/10/17
Regulatory Index
Russell 3000	37.86%	14.60%	13.69%	—
Performance Index
Russell 2000 Growth	36.49%	7.92%	8.50%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886
Holdings Count | holding	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 29,646,153
Investment Company, Portfolio Turnover	83.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

C000131596 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	R6 Class
Trading Symbol	ANODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$93	0.79%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund R6 Class returned 35.27% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	35.27%	11.68%	11.35%
Regulatory Index
Russell 3000	37.86%	14.60%	12.44%
Performance Index
Russell 2000 Growth	36.49%	7.92%	8.15%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886
Holdings Count | holding	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 29,646,153
Investment Company, Portfolio Turnover	83.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

C000212512 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	G Class
Trading Symbol	ANOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Small Cap Growth Fund G Class returned 36.37% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Small-cap stocks posted double-digit gains but underperformed large caps amid rising economic uncertainty. Recession worries were a headwind for small-cap stocks, and many investors opted for the more durable earnings growth potential of the largest, growth-oriented businesses, particularly those associated with artificial intelligence.
•	The fund’s health care sector holdings contributed the most to relative results. Key holdings included biotechnology companies Natera and ADMA Biologics. Edgewise Therapeutics, a maker of muscle-focused medicines, also contributed. Notable names from other sectors included Guidewire Software and Carpenter Technology.
•	During a period in which investors worried about whether U.S. consumers could continue to prop up the economy, the fund’s positioning in companies dependent on consumer spending hurt relative results. Detractors included European Wax Center and wireless audio technology company Sonos. Not owning Sprouts Farmers Market also weighed on relative returns.
•	Super Micro Computer did not meet the fund management team’s investment criteria, but not owning the stock hurt relative returns during the period. The stock was in decline and at risk of delisting when the fiscal year closed and Super Micro’s management team came under fire for purported financial irregularities.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	36.37%	12.60%	12.22%	4/1/19
Regulatory Index
Russell 3000	37.86%	14.60%	14.22%	—
Performance Index
Russell 2000 Growth	36.49%	7.92%	7.15%	—

Performance Inception Date						Apr. 01, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886	$ 4,050,805,886
Holdings Count | holding	138	138	138	138	138	138
Advisory Fees Paid, Amount	$ 29,646,153
Investment Company, Portfolio Turnover	83.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Biotechnology	12%
Short-Term Investments	2.5%	Software	9%
Other Assets and Liabilities	0.2%	Building Products	5%
		Health Care Providers and Services	5%
		Semiconductors and Semiconductor Equipment	5%

C000017094 [Member]
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Investor Class
Trading Symbol	AFDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	0.79%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund Investor Class returned 32.47% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	32.47%	13.84%	12.09%
S&P 500	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332
Holdings Count | holding	104	104	104	104	104	104
Advisory Fees Paid, Amount	$ 11,109,062
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Material Fund Change [Text Block]

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Name [Text Block]	Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.
Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000017095 [Member]
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	I Class
Trading Symbol	AFEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$69	0.59%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund I Class returned 32.76% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	32.76%	14.07%	12.32%
S&P 500	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332
Holdings Count | holding	104	104	104	104	104	104
Advisory Fees Paid, Amount	$ 11,109,062
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Material Fund Change [Text Block]

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.

Material Fund Change Name [Text Block]	Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.
C000189742 [Member]
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Y Class
Trading Symbol	AFYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$51	0.44%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund Y Class returned 32.95% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	32.95%	14.24%	14.44%	4/10/17
S&P 500	38.02%	15.27%	14.35%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332
Holdings Count | holding	104	104	104	104	104	104
Advisory Fees Paid, Amount	$ 11,109,062
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Material Fund Change [Text Block]

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.

Material Fund Change Name [Text Block]	Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.
C000017096 [Member]
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	A Class
Trading Symbol	AFDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$121	1.04%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund A Class returned 32.18% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	32.18%	13.56%	11.81%
A Class - with sales charge	24.58%	12.23%	11.15%
S&P 500	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332
Holdings Count | holding	104	104	104	104	104	104
Advisory Fees Paid, Amount	$ 11,109,062
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Material Fund Change [Text Block]

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.

Material Fund Change Name [Text Block]	Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.
C000017098 [Member]
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	C Class
Trading Symbol	AFDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$207	1.79%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund C Class returned 31.19% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	31.19%	12.71%	10.98%
S&P 500	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332
Holdings Count | holding	104	104	104	104	104	104
Advisory Fees Paid, Amount	$ 11,109,062
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Material Fund Change [Text Block]

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.

Material Fund Change Name [Text Block]	Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.
C000017099 [Member]
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	R Class
Trading Symbol	AFDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$150	1.29%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund R Class returned 31.81% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	31.81%	13.27%	11.54%
S&P 500	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332
Holdings Count | holding	104	104	104	104	104	104
Advisory Fees Paid, Amount	$ 11,109,062
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Material Fund Change [Text Block]

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.

Material Fund Change Name [Text Block]	Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.
C000189741 [Member]
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	R5 Class
Trading Symbol	AFDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$69	0.59%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund R5 Class returned 32.77% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	32.77%	14.07%	14.27%	4/10/17
S&P 500	38.02%	15.27%	14.35%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332
Holdings Count | holding	104	104	104	104	104	104
Advisory Fees Paid, Amount	$ 11,109,062
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Material Fund Change [Text Block]

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.

Material Fund Change Name [Text Block]	Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.
C000212514 [Member]
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	R6 Class
Trading Symbol	AFEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$51	0.44%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund R6 Class returned 32.97% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	32.97%	14.24%	14.39%	4/1/19
S&P 500	38.02%	15.27%	14.97%	—

Performance Inception Date					Apr. 01, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332
Holdings Count | holding	104	104	104	104	104	104
Advisory Fees Paid, Amount	$ 11,109,062
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Material Fund Change [Text Block]

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.

Material Fund Change Name [Text Block]	Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.
C000212513 [Member]
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	G Class
Trading Symbol	AFEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sustainable Equity Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Sustainable Equity Fund G Class returned 33.54% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. Income is a secondary objective. The commentary below refers to fund's performance compared to the S&P 500 Index.
•	Financials were the leading driver of returns, assisted by returns in capital markets. Morgan Stanley was the leading contributor in this sector. The investment bank benefited from an improving environment for mergers and acquisitions. Lower rates helped, too.
•	Other areas of strength were insurance and consumer finance. Progressive was a leading contributor in insurance as consumers moved to providers that offer lower rates. In consumer finance, American Express benefited from strong consumer spending.
•	Information technology detracted from performance. Software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven, hurt relative results. It gained but trailed the broader market. Other detractors included electronic equipment, instruments and components; communications equipment; and semiconductors and semiconductor equipment.
•	Other notable detractors were energy and consumer discretionary stocks. The overall energy sector lagged as oil and U.S. natural gas prices declined. Automobile components were a source of weakness in consumer discretionary, as the larger automobiles industry was hit with a slowdown in sales.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	33.54%	14.75%	14.90%	4/1/19
S&P 500	38.02%	15.27%	14.97%	—

Performance Inception Date					Apr. 01, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332	$ 4,417,615,332
Holdings Count | holding	104	104	104	104	104	104
Advisory Fees Paid, Amount	$ 11,109,062
Investment Company, Portfolio Turnover	21.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	12%
Exchange-Traded Funds	0.2%	Software	11%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	7%
Other Assets and Liabilities	0.1%	Interactive Media and Services	7%
		Capital Markets	5%

Material Fund Change [Text Block]

Fund Changes
Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.

Material Fund Change Name [Text Block]	Effective December 10, 2024, Sustainable Equity Fund will be renamed Large Cap Equity Fund.
C000017060 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	Investor Class
Trading Symbol	TWCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$110	0.91%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund Investor Class returned 42.20% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	42.20%	18.63%	15.81%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630
Holdings Count | holding	65	65	65	65	65	65
Advisory Fees Paid, Amount	$ 199,413,618
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%

Material Fund Change [Text Block]

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

Material Fund Change Expenses [Text Block]	Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.
C000017062 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	I Class
Trading Symbol	TWUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$86	0.71%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund I Class returned 42.49% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	42.49%	18.86%	16.04%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630
Holdings Count | holding	65	65	65	65	65	65
Advisory Fees Paid, Amount	$ 199,413,618
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%

C000189740 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	Y Class
Trading Symbol	AULYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$68	0.56%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund Y Class returned 42.70% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	42.70%	19.04%	18.60%	4/10/17
Regulatory Index
Russell 1000	38.07%	15.00%	14.09%	—
Performance Index
Russell 1000 Growth	43.77%	19.00%	18.32%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630
Holdings Count | holding	65	65	65	65	65	65
Advisory Fees Paid, Amount	$ 199,413,618
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%

C000017061 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	A Class
Trading Symbol	TWUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$140	1.16%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund A Class returned 41.84% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	41.84%	18.33%	15.52%
A Class - with sales charge	33.68%	16.94%	14.83%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630
Holdings Count | holding	65	65	65	65	65	65
Advisory Fees Paid, Amount	$ 199,413,618
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%

C000017063 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	C Class
Trading Symbol	TWCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$230	1.91%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund C Class returned 40.78% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	40.78%	17.45%	14.65%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630
Holdings Count | holding	65	65	65	65	65	65
Advisory Fees Paid, Amount	$ 199,413,618
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%

C000017064 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	R Class
Trading Symbol	AULRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$170	1.41%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund R Class returned 41.49% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	41.49%	18.03%	15.23%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630
Holdings Count | holding	65	65	65	65	65	65
Advisory Fees Paid, Amount	$ 199,413,618
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%

C000189739 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	R5 Class
Trading Symbol	AULGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$86	0.71%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund R5 Class returned 42.50% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R5 Class	42.50%	18.87%	18.43%	4/10/17
Regulatory Index
Russell 1000	38.07%	15.00%	14.09%	—
Performance Index
Russell 1000 Growth	43.77%	19.00%	18.32%	—

Performance Inception Date						Apr. 10, 2017
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630
Holdings Count | holding	65	65	65	65	65	65
Advisory Fees Paid, Amount	$ 199,413,618
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%

C000131598 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	R6 Class
Trading Symbol	AULDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$68	0.56%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund R6 Class returned 42.70% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
October 31, 2014 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	42.70%	19.04%	16.21%
Regulatory Index
Russell 1000	38.07%	15.00%	12.75%
Performance Index
Russell 1000 Growth	43.77%	19.00%	16.18%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630
Holdings Count | holding	65	65	65	65	65	65
Advisory Fees Paid, Amount	$ 199,413,618
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%

C000214991 [Member]
Shareholder Report [Line Items]
Fund Name	Ultra Fund
Class Name	G Class
Trading Symbol	AULNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Ultra Fund G Class returned 43.50% for the reporting period ended October 31, 2024.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Growth Index.
•	Positioning in the financials sector detracted most from performance. In general, financial services stocks such as Mastercard have faced headwinds from diminished cross-border travel and slower business in China.
•	Energy and consumer discretionary stocks were other sources of weakness. Energy prices fell during the period, with U.S. wholesale natural gas prices touching a record low. The discretionary sector was home to Lululemon Athletica, the largest individual detractor.
•	Stock selection in the information technology sector contributed most to relative results by far. Among semiconductor-related stocks, leading chipmaker NVIDIA was the overall number one contributor. It rode enthusiasm for artificial intelligence-related stocks to become the largest stock by market capitalization in the world.
•	Positioning in the software industry was another source of strength. It was beneficial to underweight software giant Microsoft, one of the poorer-performing members of the so-called Magnificent Seven. The stock of data analytics company FICO—known for its credit score product—outperformed.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
August 1, 2019 through October 31, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	43.50%	19.74%	19.20%	8/1/19
Regulatory Index
Russell 1000	38.07%	15.00%	14.85%	—
Performance Index
Russell 1000 Growth	43.77%	19.00%	18.58%	—

Performance Inception Date				Aug. 01, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630	$ 25,040,257,630
Holdings Count | holding	65	65	65	65	65	65
Advisory Fees Paid, Amount	$ 199,413,618
Investment Company, Portfolio Turnover	7.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	18%
Rights	0.0%	Software	15%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	13%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	12%
		Broadline Retail	6%